Condensed consolidating financial information (FY)- Condensed Consolidating Statement of Cash Flows (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Net cash flows provided by (used in) operating activities			$ 3,981.5	$ 2,670.5	$ 4,919.4	$ 4,848.3	$ 4,549.0
Cash flows from investing activities:
Purchases of property and equipment	$ (72.0)	$ (79.1)	(177.3)	(237.6)	(330.4)	(295.9)	(436.6)
Other, net			(11.3)	(7.6)	(21.5)	27.4	24.7
Net cash used in investing activities			(311.3)	(245.2)	(351.9)	(268.5)	(411.9)
Cash flows from financing activities:
Proceeds from long-term debt, net of discounts			0.0	5,986.8	5,986.8	5,500.0	2,490.1
Repayment of long-term debt			(650.0)	(5,395.0)	(5,932.5)	(3,390.8)	(2,834.3)
Treasury stock acquired			(2,735.7)	(3,892.7)	(4,746.9)	(5,500.0)	(4,493.0)
Net proceeds from employee stock plans			51.3	56.0	87.2	183.1	510.5
Excess tax benefit relating to employee stock-based compensation			0.0	11.1	13.0	58.2	94.0
Other, net			(22.5)	(75.7)	(85.4)	(67.5)	(57.0)
Net intercompany transactions			0.0	0.0	0.0	0.0	0.0
Net cash used in financing activities			(3,356.9)	(3,309.5)	(4,677.8)	(3,217.0)	(4,289.7)
Effect of foreign currency translation adjustment			5.4	2.6	1.2	(9.1)	(6.2)
Net (decrease) increase in cash and cash equivalents			318.7	(881.6)	(109.1)	1,353.7	(158.8)
Cash and cash equivalents at beginning of period			3,077.2	3,186.3	3,186.3	1,832.6	1,991.4
Cash and cash equivalents at end of period	3,395.9	2,304.7	3,395.9	2,304.7	3,077.2	3,186.3	1,832.6
Express Scripts Holding Company
Condensed Financial Statements, Captions [Line Items]
Net cash flows provided by (used in) operating activities			(174.8)	(1.4)	(14.7)	(12.0)	(123.2)
Cash flows from investing activities:
Purchases of property and equipment			0.0	0.0	0.0	0.0	0.0
Other, net			0.0	0.0	0.0	0.0	0.0
Net cash used in investing activities			0.0	0.0	0.0	0.0	0.0
Cash flows from financing activities:
Proceeds from long-term debt, net of discounts				5,986.8	5,986.8	5,500.0	2,490.1
Repayment of long-term debt			(650.0)	(3,363.8)	(3,901.3)	(2,890.8)	(2,834.2)
Treasury stock acquired			(2,735.7)	(3,892.7)	(4,746.9)	(5,500.0)	(4,493.0)
Net proceeds from employee stock plans			51.3	56.0	87.2	183.1	510.5
Excess tax benefit relating to employee stock-based compensation				0.0	0.0	0.0	0.0
Other, net			0.0	(49.0)	(49.3)	(28.0)	(18.6)
Net intercompany transactions			4,202.5	1,264.1	3,221.7	2,747.7	4,468.4
Net cash used in financing activities			868.1	1.4	598.2	12.0	123.2
Effect of foreign currency translation adjustment			0.0	0.0	0.0	0.0	0.0
Net (decrease) increase in cash and cash equivalents			693.3	0.0	583.5	0.0	0.0
Cash and cash equivalents at beginning of period			583.5	0.0	0.0	0.0	0.0
Cash and cash equivalents at end of period	1,276.8	0.0	1,276.8	0.0	583.5	0.0	0.0
Non-Guarantors
Condensed Financial Statements, Captions [Line Items]
Net cash flows provided by (used in) operating activities			2,408.8	514.1	1,259.8	1,176.4	1,572.3
Cash flows from investing activities:
Purchases of property and equipment			(49.3)	(60.2)	(98.3)	(102.3)	(111.5)
Other, net			4.0	(9.9)	(11.4)	7.3	15.7
Net cash used in investing activities			(45.3)	(70.1)	(109.7)	(95.0)	(95.8)
Cash flows from financing activities:
Proceeds from long-term debt, net of discounts				0.0	0.0	0.0	0.0
Repayment of long-term debt			0.0	0.0	0.0	0.0	0.0
Treasury stock acquired			0.0	0.0	0.0	0.0	0.0
Net proceeds from employee stock plans			0.0	0.0	0.0	0.0	0.0
Excess tax benefit relating to employee stock-based compensation				0.0	0.0	0.0	0.0
Other, net			(190.8)	(40.3)	(1,074.7)	(83.0)	(38.4)
Net intercompany transactions			(2,868.3)	(1,100.4)	(47.6)	(639.3)	(1,397.7)
Net cash used in financing activities			(3,059.1)	(1,140.7)	(1,122.3)	(722.3)	(1,436.1)
Effect of foreign currency translation adjustment			5.4	2.6	1.2	(9.1)	(6.2)
Net (decrease) increase in cash and cash equivalents			(690.2)	(694.1)	29.0	350.0	34.2
Cash and cash equivalents at beginning of period			1,255.1	1,226.1	1,226.1	876.1	841.9
Cash and cash equivalents at end of period	564.9	532.0	564.9	532.0	1,255.1	1,226.1	876.1
Express Scripts, Inc.
Condensed Financial Statements, Captions [Line Items]
Net cash flows provided by (used in) operating activities			868.3	2,136.0	2,946.7	2,581.4	734.0
Cash flows from investing activities:
Purchases of property and equipment			(128.0)	(177.4)	(232.1)	(193.6)	(325.1)
Other, net			(15.3)	2.3	(12.2)	20.1	9.0
Net cash used in investing activities			(266.0)	(175.1)	(244.3)	(173.5)	(316.1)
Cash flows from financing activities:
Proceeds from long-term debt, net of discounts				0.0	0.0	0.0	0.0
Repayment of long-term debt			0.0	(1,662.5)	(1,662.6)	0.0	(0.1)
Treasury stock acquired			0.0	0.0	0.0	0.0	0.0
Net proceeds from employee stock plans			0.0	0.0	0.0	0.0	0.0
Excess tax benefit relating to employee stock-based compensation				7.4	8.5	21.9	44.5
Other, net			(19.0)	(15.0)	801.6	0.0	0.0
Net intercompany transactions			(263.3)	(475.4)	(2,573.0)	(1,428.5)	(652.2)
Net cash used in financing activities			(282.3)	(2,145.5)	(3,425.5)	(1,406.6)	(607.8)
Effect of foreign currency translation adjustment			0.0	0.0	0.0	0.0	0.0
Net (decrease) increase in cash and cash equivalents			320.0	(184.6)	(723.1)	1,001.3	(189.9)
Cash and cash equivalents at beginning of period			1,234.2	1,957.3	1,957.3	956.0	1,145.9
Cash and cash equivalents at end of period	1,554.2	1,772.7	1,554.2	1,772.7	1,234.2	1,957.3	956.0
Medco Health Solutions, Inc.
Condensed Financial Statements, Captions [Line Items]
Net cash flows provided by (used in) operating activities			1,066.5	21.8	964.6	1,146.0	2,365.9
Cash flows from investing activities:
Purchases of property and equipment			0.0	0.0	0.0	0.0	0.0
Other, net			0.0	0.0	2.1	0.0	0.0
Net cash used in investing activities			0.0	0.0	2.1	0.0	0.0
Cash flows from financing activities:
Proceeds from long-term debt, net of discounts				0.0	0.0	0.0	0.0
Repayment of long-term debt			0.0	(368.7)	(368.6)	(500.0)	0.0
Treasury stock acquired			0.0	0.0	0.0	0.0	0.0
Net proceeds from employee stock plans			0.0	0.0	0.0	0.0	0.0
Excess tax benefit relating to employee stock-based compensation				3.7	4.5	36.3	49.5
Other, net			0.0	28.6	0.0	0.0	0.0
Net intercompany transactions			(1,070.9)	311.7	(601.1)	(679.9)	(2,418.5)
Net cash used in financing activities			(1,070.9)	(24.7)	(965.2)	(1,143.6)	(2,369.0)
Effect of foreign currency translation adjustment			0.0	0.0	0.0	0.0	0.0
Net (decrease) increase in cash and cash equivalents			(4.4)	(2.9)	1.5	2.4	(3.1)
Cash and cash equivalents at beginning of period			4.4	2.9	2.9	0.5	3.6
Cash and cash equivalents at end of period	0.0	0.0	0.0	0.0	4.4	2.9	0.5
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net cash flows provided by (used in) operating activities			(187.3)	0.0	(237.0)	(43.5)	0.0
Cash flows from investing activities:
Purchases of property and equipment			0.0	0.0	0.0	0.0	0.0
Other, net			0.0	0.0	0.0	0.0	0.0
Net cash used in investing activities			0.0	0.0	0.0	0.0	0.0
Cash flows from financing activities:
Proceeds from long-term debt, net of discounts				0.0	0.0	0.0	0.0
Repayment of long-term debt			0.0	0.0	0.0	0.0	0.0
Treasury stock acquired			0.0	0.0	0.0	0.0	0.0
Net proceeds from employee stock plans			0.0	0.0	0.0	0.0	0.0
Excess tax benefit relating to employee stock-based compensation				0.0	0.0	0.0	0.0
Other, net			187.3	0.0	237.0	43.5	0.0
Net intercompany transactions			0.0	0.0	0.0	0.0	0.0
Net cash used in financing activities			187.3	0.0	237.0	43.5	0.0
Effect of foreign currency translation adjustment			0.0	0.0	0.0	0.0	0.0
Net (decrease) increase in cash and cash equivalents			0.0	0.0	0.0	0.0	0.0
Cash and cash equivalents at beginning of period			0.0	0.0	0.0	0.0	0.0
Cash and cash equivalents at end of period	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0